Unrealized Gains (Losses) from Debt Hedges Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Unrealized gain (loss)	$ 18.4
Unamortized Balance	0.2
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Unrealized gain (loss)	(5.1)
Unamortized Balance	(5.0)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized gain (loss)	(4.2)
Unamortized Balance	(3.5)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized gain (loss)	5.1
Unamortized Balance	4.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Unrealized gain (loss)	34.4	34.4
Unamortized Balance	$ 16.1